Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 183,085
Allowance for credit losses at end of year	230,178	¥ 183,085
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	117,594	103,457	¥ 104,354
Provision for credit losses, net of reversal	107,784	68,470	52,891
Charge-offs	(82,613)	(72,657)	(74,868)
Recoveries	20,277	20,485	20,511
Other	(11,552)	(2,161)	569
Allowance for credit losses at end of year	151,490	117,594	103,457
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	26,483	28,817	23,962
Provision for credit losses, net of reversal	9,716	710	7,115
Charge-offs	(3,267)	(2,903)	(2,708)
Recoveries	353	345	315
Other	(2,386)	(486)	133
Allowance for credit losses at end of year	30,899	26,483	28,817
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	39,008	36,800	30,896
Provision for credit losses, net of reversal	12,544	3,990	6,497
Charge-offs	(105)	(1,111)	(823)
Recoveries	33	45	59
Other	(3,691)	(716)	171
Allowance for credit losses at end of year	¥ 47,789	¥ 39,008	¥ 36,800